Trade and other receivables	12 Months Ended
Mar. 31, 2024
Trade and other receivables [abstract]
Trade and other receivables

26 Trade and other receivables

	March 31,
	2023	2024
Trade receivables (net of allowance)	2,817,604	4,508,552
Receivables from joint venture (net of allowance) (refer to note 41)	530	-
Refund and other receivable (net of allowance)	52,478	128,691
Total	2,870,612	4,637,243
Contract Assets (refer to note 8)	190,598	-
	190,598	-
Total	3,061,210	4,637,243

A trade receivable is a right to consideration that is unconditional upon passage of time. Trade receivables are non-interest bearing and are generally on terms of 30 to 90 days.

The trade receivables primarily consist of amounts receivable from airline’s, hotels, corporate’s and retail customers pertaining to the transaction value.

The Group, pursuant to an arrangement with bank, discounted certain of its trade receivables on a recourse basis. The receivables discounted were mutually agreed upon with the bank after considering the creditworthiness and contractual terms with the customer. The duration of discounting are generally on terms of 45 to 90 days. The Group collects the contractual cash flows from its trade receivable and passes them on to its bank. In case of default by customers, the Group will be solely liable to repay to bank. The Group has not transferred substantially all the risks and rewards of ownership of such receivables discounted to the bank, and accordingly, the same were not derecognized in the statements of financial position. The amount payable to the bank is disclosed as a borrowings. As on March 31, 2024, the amount of trade receivables discounted to banks amounts to INR 451,001 (March 31, 2023: INR 1,210,777) and financial liability pursuant to factoring arrangement amounts to INR 405,901 (March 31, 2023: INR 1,089,699) (Refer to note 32 for details).

The Group’s exposure to credit and currency risk is disclosed in Note 39.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)